INCOME TAXES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Provision for Income Taxes
The income tax provision consists of the following:

Year Ended December 31, 2017
Federal
Current	$436,721
Deferred	(216,951)

State
Current	$—
Deferred	—
Change in valuation allowance	216,951
Income tax provision	$436,721

Reconciliation of Federal Income Tax Rate to Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2017 is as follows:

Year Ended December 31, 2017
Statutory federal income tax rate	34.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change	53.4%
Change in valuation allowance	86.3%
Income tax provision	173.7%

Deferred Tax Assets (Liabilities)
The Company’s net deferred tax assets are as follows:

December 31, 2017
Deferred tax asset
Organizational costs/Startup expenses	$216,951
Total deferred tax assets	216,951
Valuation allowance	(216,951)
Deferred tax asset, net of allowance	$—

Intermex Holdings, Inc. and Subsidiaries [Member]
INCOME TAXES [Abstract]
Provision for Income Taxes
The provision for income taxes consists of the following:

	Successor Company	Predecessor Company
	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
			(as Restated)	(as Restated)
Current tax provision:
Foreign	$164,126	$10,977	$184,058	$143,954
Federal	329	1	180,654	76,204
Total Current	164,455	10,978	364,712	220,158

Deferred tax provision (benefit):
Federal	595,682	(1,791,686)	4,537,301	3,492,740
State	(225,735)	(422,665)	(818,358)	478,745
Total deferred	369,947	(2,214,351)	3,718,943	3,971,485
Total tax provision (benefit)	$534,402	$(2,203,373)	$4,083,655	$4,191,643

Reconciliation of Federal Income Tax Rate to Effective Tax Rate
A reconciliation between the income tax expense (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the condensed consolidated statements of operations and comprehensive income (loss) is below:

	Successor Company				Predecessor Company
	Three Months Ended June 30,		Six Months Ended June 30,	Period from February 1, 2017 to June 30,	Period from January 1, 2017 to January 31,
	2018	2017	2018	2017	2017
	(Unaudited)
Income (loss) before income taxes	$2,668,244	$1,517,237	$1,920,955	$(5,243,578)	$(5,521,794)
US statutory tax rate	21%	34%	21%	34%	34%
Income tax expense (benefit) at statutory rate	560,331	515,861	403,401	(1,782,817)	(1,877,410)
State tax expense (benefit), net of federal	156,527	38,064	116,242	8,575	(278,657)
Foreign tax rates different from US statutory rate	25,947	(6,254)	33,264	90,003	(45,631)
Non-deductible expenses	89,671	(303,917)	72,055	2,928,445	409
Other	(8,587)	-	(8,590)	-	(2,084)
Total tax provision (benefit)	$823,889	$243,754	$616,372	$1,244,206	$(2,203,373)

A reconciliation between the tax provision (benefit) at the US statutory tax rate to the Company’s tax provision (benefit) on the consolidated statements of operations and comprehensive (loss) income is below:

	Successor Company	Predecessor Company
	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
			(as Restated)	(as Restated)
(Loss) income before income taxes	$(9,639,051)	$(5,521,794)	$13,483,681	$9,949,467
US statutory tax rate	34%	34%	34%	34%
Income tax (benefit) expense at statutory rate	(3,277,277)	(1,877,410)	4,584,452	3,382,819

State tax expense (benefit), net of federal	(182,027)	(278,657)	574,478	338,818
Foreign tax rates different from US statutory rate	94,688	(45,631)	124,107	50,267
Non-deductible expenses	3,309,549	409	(58,494)	6,772
Change in tax rate	604,153	—	(1,070,363)	405,866
Other	(14,684)	(2,084)	(70,525)	7,101
Total tax provision (benefit)	$534,402	$(2,203,373)	$4,083,655	$4,191,643

Deferred Tax Assets (Liabilities)
The tax effect of temporary differences, which give rise to deferred tax assets and deferred tax liabilities at December 31 is as follows:

	Successor Company 2017	Predecessor Company 2016
Deferred tax assets:
Net operating losses	$10,582,599	$14,793,711
Allowance for doubtful accounts	211,926	239,789
Deferred rent	—	15,553
Intangibles	—	11,499,513
Transaction costs	532,651	770,220
Alternative minimum tax credit	272,186	271,937
Depreciation	—	141,021
Other	72,321	126,621
Total deferred tax assets	11,671,683	27,858,365

Deferred tax liabilities:
Depreciation	(500,343)	—
Intangibles	(9,422,486)	—
Other	—	(42,253)
Total deferred tax liabilities	(9,922,829)	(42,253)
Net deferred tax (liability) asset	$1,748,854	$27,816,112